================================================================================

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM 24F-2

                               -----------------

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

--------------------------------------------------------------------------------
 1.     Name and address of issuer:
          Thrivent Variable Annuity Account I
          625 Fourth Avenue South
          Minneapolis, MN 55415
-------------------------------------------------------------------------------
 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

-------------------------------------------------------------------------------
 3.     Investment Company Act File Number: 811-21111

        Securities Act File Number 333-89488

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal for which this notice is filed:
          12/31/2017
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (i.e. more than
             90 days after he end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------
 5.    Calculation of registration fee:

       (i)     Aggregate sale price
               of securities sold
               during the fiscal year
               pursuant to Rule 24f-2
               (from Item 10):                                  $ 1,682,679,508
                                                               ----------------
       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:              $   5,069,962,170
                                         -----------------
       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year
               ending no earlier than
               October 11, 1995, that
               were not previously
               used to reduce
               registration fees
               payable to the
               Commission:               $               0
                                         -----------------
       (iv)    Total available
               redemption credits
               [add Items 5(ii) and
               5(iii)]:                                         $ 5,069,962,170
                                                               ----------------
       (v)     Net sales--if
               Item 5(i) is greater
               than Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i)]:                                ($3,387,282,662)
                                                               ----------------
       ----------------------------------------------------
       (vi)    Redemption credits
               available for use in
               future years--if
               Item 5(i) is less than
               Item 5(iv)
               [subtract Item 5(iv)
               from Item 5(i)]:           ($3,387,282,662)
                                         -----------------
       ----------------------------------------------------

       (vii)   Multiplier for
               determining
               registration fee (See
               Instruction C.9):                           X           .0001245
                                                               ----------------
       (viii)  Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] enter "0"
               if no fee is due):                          =    $           (0)
                                                               ================
-------------------------------------------------------------------------------
 6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number
       of shares or other units) deducted here:       . If there is a number
       of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then
       state that number here:       .

-------------------------------------------------------------------------------
 7.    Interest due--if this Form is
       being filed more than 90 days
       after the end of the issuer's
       fiscal year (see
       Instruction D):
                                                           +    $             0
                                                               ----------------
-------------------------------------------------------------------------------
 8.    Total of the amount of registration fee due plus any
       interest due [line 5(viii) plus line 7]
                                                           =    $             0
                                                               ================
-------------------------------------------------------------------------------
 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       CIK number designated to receive payment :

               Method of Delivery:

                         [_] Wire Transfer
                         [_] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  THRIVENT FINANCIAL FOR LUTHERANS, DEPOSITOR

                           /s/ James M. Odland
                           ----------------------------------------------------
                           James M. Odland
                           Vice President

Date                       March 20, 2018
                ---------------------------------------------------------------

 * Please print the name and title of the signing officer below the signature.

================================================================================